
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2002

Check here if Amendment  [ ]                     Amendment No.:    _______
   This Amendment (Check only one):              [ ]  is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             John F. Cogan, Jr.
Address:          60 State Street
                  Boston, MA  02109

Form 13F File Number:               028-01668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    John F. Cogan, Jr.
Title:   Trustee
Phone: 617-526-6000

Signature, place and date of signing:

/s/ John F. Cogan, Jr.              Boston, Massachusetts     November 1, 2002
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     141

Form 13F Information Table Value Total:     $34,554 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1        028-06471                  Jennifer C. Snyder


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                                                    FORM 13F INFORMATION TABLE

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

COLUMN 1                         COLUMN 2         COLUMN 3       COLUMN 4           COLUMN 5
Name of Issuer                Title of Class       CUSIP           Value       Shrs or    Sh/ Put/
                                                                 (X $1000)     Prn Amt    Prn Call
Aflac Inc.                        Common         001055102                 81   2,645        SH
Abbott Laboratories               Common         002824100                 69   1,700        SH
Advancepcs                        Common         00790K109                  3    130         SH
Alberto Culver Co. Class B
Conv.                             Common         013068101                  2    45          SH
Alliant Techsystems Inc.          Common         018804101                  7    100         SH
Alltel Corp.                      Common         020039103                  2    40          SH
American Electric Power Co.
Inc.                              Common         025537101                 14    480         SH
American International Group
Inc.                              Common         026874107                219   4,002        SH
Amgen Inc                         Common         031162100                 28    660         SH
Anadarko Petroleum Corp.          Common         032511107                188   4,214        SH
Automatic Data Processing
Inc.                              Common         053015103                640  18,400        SH
AutoZone Inc.                     Common         053332102                 15    190         SH
Avaya Inc.                        Common         053499109                  1    432         SH
Avery Dennison Corp.              Common         053611109                627  11,000        SH
The Bisys Group Inc.              Common         055472104                 93   5,565        SH
BP PLC                            Common         055622104                573  14,370        SH
Bank of America Corp.             Common         060505104                 30    475         SH
Bard CR Inc.                      Common         067383109                  6    115         SH
Baxter International Inc.         Common         071813109                507  16,600        SH
BellSouth Corp.                   Common         079860102                 15    800         SH
Berkshire Hathaway Inc. Del
Cl A                              Common         084670108                443     6          SH
Biomet Inc.                       Common         090613100                226   8,500        SH
Block H&R Inc.                    Common         093671105                  3    75          SH
Buringlington Northern Santa
Fe Corp.                          Common         12189T104                100   4,200        SH
Bus-Tech Acquisition Corp.        Common         121995955                 40  27,000        SH
Cigna Corp.                       Common         125509109                 44    625         SH
Cardinal Health Inc.              Common         14149Y108                  7    120         SH
Caterpiller Inc.                  Common         149123101                 30    800         SH
ChevronTexaco Corp.               Common         166764100                  5    71          SH
Cisco Systems Inc.                Common         17275R102                 39   3,755        SH
Citigroup Inc.                    Common         172967101                836  28,207        SH
Citrix Systems Inc.               Common         177376100                  2    300         SH
Colgate-Palmolive Co.             Common         194162103              1,191  22,070        SH
Danaher Corp.                     Common         235851102                  6    105         SH
Darden Restaurants Inc.           Common         237194105                 17    715         SH
Dean Foods Co.                    Common         242370104                  4    105         SH
Dell Computer Corp.               Common         247025109                175   7,455        SH
Direct Report Corp. Ser A
Conv. Pfd                        Preferred       254995954                  4   3,650        SH
Disney Walt Co.                   Common         254687106                220  14,538        SH
Dominion Resources Inc./VA        Common         25746U109                201   3,961        SH
Donaldson Inc.                    Common         257651109                176   5,115        SH
Dow Chemical Co.                  Common         260543103                  8    300         SH
DuPont E I DeNemours & Co.        Common         263534109                626  17,360        SH
Duke Energy Corp.                 Common         264399106                 17    895         SH
Edwards Lifesciences Corp.        Common         28176E108                 19    760         SH
Emerson Electric Co.              Common         291011104                 22    500         SH
Entegrity Solutions Inc.
Ser. A Conv. Pfd.                Preferred       999724107                  1   8,225        SH
Exxon Mobil Corp.                 Common         30231G102              3,191  100,032       SH
Federal Natl. Mtg. Assn.          Common         313586109                  4    65          SH
Fifth Third Bancorp               Common         316773100                 33    535         SH
First Data Cop.                   Common         319963104                  5    175         SH
First Tennessee Natl. Corp.       Common         337162101                 20    570         SH
Fiserv Inc.                       Common         337738108                 42   1,500        SH
FirstEngergy Corp.                Common         337932107                 22    750         SH
FleetBoston Financial
Corporation                       Common         339030108                  8    414         SH
Forest Labs Inc.                  Common         345838106                  8    95          SH
Fortune Brands Inc.               Common         349631101                  4    95          SH
Gallagher (Arthur J.) & Co.       Common         363576109                  5    220         SH
General Electric Co.              Common         369604103              3,061  124,179       SH
Genuine Parts Co.                 Common         372460105                163   5,325        SH
Gillette Co.                      Common         375766102                 36   1,200        SH
Glaxo Smithkline PLC ADR          Common         37733W105                629  16,365        SH
John Hancock Financial
Services                          Common         41014S106                 14    500         SH
Harbor Global Co Ltd.             Common         G4285W100              2,385  328,970       SH
Hartford Financial Services
Group Inc.                        Common         416515104                  9    228         SH
Hercules Inc.                     Common         427056106                 47   5,100        SH
Hillenbrand Industries Inc.       Common         431573104                169   3,110        SH
Home Depot Inc.                   Common         437076102                 19    725         SH
Honeywell International Inc.      Common         438516106                 67   3,115        SH
Household International Inc.      Common         441815107                 25    900         SH
Intel Corp.                       Common         458140100                544  39,187        SH
International Business
Machines Corp.                    Common         459200101              1,943  33,325        SH
International Paper Co.           Common         460146103                134   4,000        SH
JP Morgan Chase & Co.             Common         46625H100                 14    740         SH
Jessam Corp. Pfd Restricted      Preferred       471995951                 30    300         SH
Johnson & Johnson                 Common         478160104              3,453  63,852        SH
Kimberly Clark Corp.              Common         494368103                550   9,705        SH
Kinder Morgan Inc.                Common         49455P101                 11    320         SH
King Pharmaceuticals Inc.         Common         495582108                  4    205         SH
Koninkijke Philips
Electronics NY SHR                Common         500472303                                   SH
L-3 Communications Holdings
Inc.                              Common         502424104                 29    545         SH
Lockheed Martin Corp.             Common         539830109                  6    95          SH
Marsh & McLennan Cos. Inc.        Common         571748102                500  12,000        SH
Mattel Inc.                       Common         577081102                 16    900         SH
McDonalds Corp.                   Common         580135101                 18   1,000        SH
McGraw Hill Companies Inc.        Common         580645109                539   8,810        SH
Merck & Co. Inc.                  Common         589331107                 60   1,320        SH
Microsoft Corp.                   Common         594918104                 36    820         SH
Monsanto Co.                      Common         61166W101                  3    167         SH
Motorola Inc.                     Common         620076109                245  24,021        SH
Myesp.com Class A Conv. Pfd      Preferred       999722200                  5    659         SH
National City Corp.               Common         635405103                 57   2,000        SH
Newmont Mining Corp.              Common         651639106                 17    612         SH
Nokia Corp.                       Common         654902204                 36   2,700        SH
Norfolk Southern                  Common         655844108                248  12,300        SH
Nvidia Corp.                      Common         67066G104                  2    210         SH
Occidental Petroleum Corp.        Common         674599105                  4    135         SH
Omnicom Group Inc.                Common         691919106                  6    100         SH
PPG Industries                    Common         693506107                407   9,100        SH
Patterson Dental Company          Common         703412106                256   5,000        SH
JC Penney Co. Inc.                Common         708160106                 88   5,500        SH
Pepisco Inc.                      Common         713448108                171   4,625        SH
Pfizer Inc.                       Common         717081103                331  11,420        SH
Pharmacia Corporation             Common         71713U102                 38    980         SH
Procter & Gamble Co.              Common         742718109              1,481  16,572        SH
Reuters Group PLC A
Sponsored ADR                     Common         76132M102                262  12,132        SH
Ross Stores Inc.                  Common         778296103                 12    325         SH
Royal Dutch Petroleum Co. NY
Registry SH Par N Gldr 1.25       Common         780257804                 62   1,540        SH
SBC Communications Inc.           Common         78387G103                128   6,348        SH
St. Paul Cos. Inc.                Common         792860108                207   7,200        SH
Sara Lee Corp.                    Common         803111103                187  10,200        SH
Schering Plough Corp.             Common         806605101                 11    500         SH
Schlumberger Ltd.                 Common         806857108                675  17,548        SH
Sherwin Williams Co.              Common         824348106                663  28,000        SH
Smartdisk Corporation             Common         83169Q105                                   SH
JM Smucker Co./The--New           Common         832696405                  1     1          SH
SPX Corp.                         Common         784635104                  9    85          SH
State Street Corp.                Common         857477103                726  18,800        SH
Tech Data Corp.                   Common         878237106                  1    55          SH
Tenet Healthcare Corp.            Common         88033G100                  8    165         SH
Thomas & Betts Corp.              Common         884315102                 79   5,600        SH
3M Co.                            Common         88579Y101                982   8,927        SH
Transocean Sedco Forex, Inc.      Common         G90078109                  5    231         SH
Travelers Property Casualty
-- A                              Common         89420G109                 16   1,245        SH
Travelers Property Casualty
-- B                              Common         89420G406                 35   2,561        SH
Unilever NV New York Shares       Common         904784709                 36    603         SH
Union Pacific Corp.               Common         907818108                637  11,000        SH
UnitedHealth Group Inc.           Common         91324P102                  2    20          SH
United Technologies Corp.         Common         913017109                  7    120         SH
Valero Refining & Marketing
Corp.                             Common         91913Y100                  2    90          SH
Varian Medical Systems Inc.       Common         92220P105                 18    430         SH
Verizon Communications            Common         92343V104                 68   2,488        SH
Viacom, Inc. Class B common       Common         925524308                 25    625         SH
Vodafone Group PLC                Common         92857W100                  5    360         SH
Walgreen Co.                      Common         931422109                461  15,000        SH
Wal Mart Stores Inc.              Common         931142103                247   5,015        SH
Washington Mutual, Inc.           Common         939322103                  7    225         SH
Wells Fargo & Co. New             Common         949746101                 18    365         SH
Worldwired Inc.                   Common         981996952                  1   1,000        SH
Wyeth                             Common         983024100                 32   1,000        SH
Zimmer Holdings Inc.              Common         98956P102                 89   2,330        SH
                                                                       34,554



COLUMN 1                         COLUMN 6       COLUMN 7             COLUMN 8
Name of Issuer                  Investment        Other          Voting Authority
                                Discretion      Managers       Sole    Shared   None
Aflac Inc.                         Sole                       2,645
Abbott Laboratories                Sole                       1,700
Advancepcs                         Sole                        130
Alberto Culver Co. Class B
Conv.                              Sole                         45
Alliant Techsystems Inc.           Sole                        100
Alltel Corp.                       Sole                         40
American Electric Power Co.
Inc.                               Sole                        480
American International Group
Inc.                               Sole                       4,002
Amgen Inc                          Sole                        660
Anadarko Petroleum Corp.           Sole                       4,214
Automatic Data Processing
Inc.                               Sole                       18,400
AutoZone Inc.                      Sole                        190
Avaya Inc.                         Sole                        432
Avery Dennison Corp.               Sole                       11,000
The Bisys Group Inc.               Sole                       5,565
BP PLC                             Sole                       14,370
Bank of America Corp.              Sole                        475
Bard CR Inc.                       Sole                        115
Baxter International Inc.          Sole                       16,600
BellSouth Corp.                    Sole                        800
Berkshire Hathaway Inc. Del
Cl A                               Sole                         6
Biomet Inc.                        Sole                       8,500
Block H&R Inc.                     Sole                         75
Buringlington Northern Santa
Fe Corp.                           Sole                       4,200
Bus-Tech Acquisition Corp.         Sole                       27,000
Cigna Corp.                        Sole                        625
Cardinal Health Inc.               Sole                        120
Caterpiller Inc.                   Sole                        800
ChevronTexaco Corp.                Sole                         71
Cisco Systems Inc.                 Sole                       3,755
Citigroup Inc.                     Sole                       28,207
Citrix Systems Inc.                Sole                        300
Colgate-Palmolive Co.              Sole                       22,070
Danaher Corp.                      Sole                        105
Darden Restaurants Inc.            Sole                        715
Dean Foods Co.                     Sole                        105
Dell Computer Corp.                Sole                       7,455
Direct Report Corp. Ser A
Conv. Pfd                          Sole                       3,650
Disney Walt Co.                    Sole                       14,538
Dominion Resources Inc./VA         Sole                       3,961
Donaldson Inc.                     Sole                       5,115
Dow Chemical Co.                   Sole                        300
DuPont E I DeNemours & Co.         Sole                       17,360
Duke Energy Corp.                  Sole                        895
Edwards Lifesciences Corp.         Sole                        760
Emerson Electric Co.               Sole                        500
Entegrity Solutions Inc.
Ser. A Conv. Pfd.                  Sole                       8,225
Exxon Mobil Corp.                  Sole                      100,032
Federal Natl. Mtg. Assn.           Sole                         65
Fifth Third Bancorp                Sole                        535
First Data Cop.                    Sole                        175
First Tennessee Natl. Corp.        Sole                        570
Fiserv Inc.                        Sole                       1,500
FirstEngergy Corp.                 Sole                        750
FleetBoston Financial
Corporation                        Sole                        414
Forest Labs Inc.                   Sole                         95
Fortune Brands Inc.                Sole                         95
Gallagher (Arthur J.) & Co.        Sole                        220
General Electric Co.               Sole                      124,179
Genuine Parts Co.                  Sole                       5,325
Gillette Co.                       Sole                       1,200
Glaxo Smithkline PLC ADR           Sole                       16,365
John Hancock Financial
Services                           Sole                        500
Harbor Global Co Ltd.              Sole                      328,970
Hartford Financial Services
Group Inc.                         Sole                        228
Hercules Inc.                      Sole                       5,100
Hillenbrand Industries Inc.        Sole                       3,110
Home Depot Inc.                    Sole                        725
Honeywell International Inc.       Sole                       3,115
Household International Inc.       Sole                        900
Intel Corp.                        Sole                       39,187
International Business
Machines Corp.                     Sole                       33,325
International Paper Co.            Sole                       4,000
JP Morgan Chase & Co.              Sole                        740
Jessam Corp. Pfd Restricted        Sole                        300
Johnson & Johnson                  Sole                       63,852
Kimberly Clark Corp.               Sole                       9,705
Kinder Morgan Inc.                 Sole                        320
King Pharmaceuticals Inc.          Sole                        205
Koninkijke Philips
Electronics NY SHR                 Sole                         0
L-3 Communications Holdings
Inc.                               Sole                        545
Lockheed Martin Corp.              Sole                         95
Marsh & McLennan Cos. Inc.         Sole                       12,000
Mattel Inc.                        Sole                        900
McDonalds Corp.                    Sole                       1,000
McGraw Hill Companies Inc.         Sole                       8,810
Merck & Co. Inc.                   Sole                       1,320
Microsoft Corp.                    Sole                        820
Monsanto Co.                       Sole                        167
Motorola Inc.                      Sole                       24,021
Myesp.com Class A Conv. Pfd        Sole                        659
National City Corp.                Sole                       2,000
Newmont Mining Corp.               Sole                        612
Nokia Corp.                        Sole                       2,700
Norfolk Southern                   Sole                       12,300
Nvidia Corp.                       Sole                        210
Occidental Petroleum Corp.         Sole                        135
Omnicom Group Inc.                 Sole                        100
PPG Industries                     Sole                       9,100
Patterson Dental Company           Sole                       5,000
JC Penney Co. Inc.                 Sole                       5,500
Pepisco Inc.                       Sole                       4,625
Pfizer Inc.                        Sole                       11,420
Pharmacia Corporation              Sole                        980
Procter & Gamble Co.               Sole                       16,572
Reuters Group PLC A
Sponsored ADR                      Sole                       12,132
Ross Stores Inc.                   Sole                        325
Royal Dutch Petroleum Co. NY
Registry SH Par N Gldr 1.25        Sole                       1,540
SBC Communications Inc.            Sole                       6,348
St. Paul Cos. Inc.                 Sole                       7,200
Sara Lee Corp.                     Sole                       10,200
Schering Plough Corp.              Sole                        500
Schlumberger Ltd.                  Sole                       17,548
Sherwin Williams Co.               Sole                       28,000
Smartdisk Corporation              Sole                         0
JM Smucker Co./The--New            Sole                         1
SPX Corp.                          Sole                         85
State Street Corp.                 Sole                       18,800
Tech Data Corp.                    Sole                         55
Tenet Healthcare Corp.             Sole                        165
Thomas & Betts Corp.               Sole                       5,600
3M Co.                             Sole                       8,927
Transocean Sedco Forex, Inc.       Sole                        231
Travelers Property Casualty
-- A                               Sole                       1,245
Travelers Property Casualty
-- B                               Sole                       2,561
Unilever NV New York Shares        Sole                        603
Union Pacific Corp.                Sole                       11,000
UnitedHealth Group Inc.            Sole                         20
United Technologies Corp.          Sole                        120
Valero Refining & Marketing
Corp.                              Sole                         90
Varian Medical Systems Inc.        Sole                        430
Verizon Communications             Sole                       2,488
Viacom, Inc. Class B common        Sole                        625
Vodafone Group PLC                 Sole                        360
Walgreen Co.                       Sole                       15,000
Wal Mart Stores Inc.               Sole                       5,015
Washington Mutual, Inc.            Sole                        225
Wells Fargo & Co. New              Sole                        365
Worldwired Inc.                    Sole                       1,000
Wyeth                              Sole                       1,000
Zimmer Holdings Inc.               Sole                       2,330
